Financial risk management and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Derivative Financial Instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 25) as follows:

Description	Hedge relationship	2021 $m	2020 $m
Put option	None	–	4
Currency swaps	Cash flow hedge	(62)	(17)
		(62)	(13)

Analysed as:
Non-current assets		–	5
Non-current liabilities		(62)	(18)
		(62)	(13)

Disclosure of Detailed Information About Hedging Instruments
Currency swaps have been transacted to swap the proceeds from the euro bonds to sterling as follows:

Date of designation	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedge type	Hedged item

November 2018	£436m	3.5%	€ 500m	2.125%	May 2027	Foreign exchange	Cash flow	€ 500m 2.125% bonds 2027

October 2020	£454m	2.7%	€ 500m	1.625%	October 2024	Foreign exchange	Cash flow	€ 500m 1.625% bonds 2024

Summary of Interest and Foreign Exchange Risk Sensitivities

		2021 $m	2020 $m	2019 $m
Increase/(decrease) in profit before tax
Sterling: US dollar exchange rate	5¢ fall	7.0	5.9	4.0
Euro: US dollar exchange rate	5¢ fall	0.2	0.3	(2.6)
US dollar interest rates	1% increase	7.1	2.2	(1.6)
Sterling interest rates	1% increase	5.2	12.9	0.6
Decrease in net liabilities
Sterling: US dollar exchange rate	5¢ fall	29.1	30.2	39.9
Euro: US dollar exchange rate	5¢ fall	49.7	50.6	24.1
Sterling: euro exchange rate	5¢ fall	67.4	68.2	33.0

Summary of amended covenant test levels for syndicated and bilateral facilities

	2019 and prior	30 June 2020 to 31 December 2021	30 June 2022	31 December 2022	30 June 2023
Amended covenant test levels for Syndicated and Bilateral Facilities
Leverage	<3.5x	waived	<7.5x	<6.5x	<3.5x
Interest cover	>3.5x	waived	>1.5x	>2.0x	>3.5x
Liquidity	n/a	$400m	$400m	$400m	n/a

Summary of covenant tests which are calculated on a frozen GAAP Basis
The measures used in the covenant tests are calculated on a frozen GAAP basis and do not align to the values reported by the Group as
Non-GAAP
measures:

	2021	2020	2019
Covenant EBITDA ($m)	601	272	897
Covenant net debt ($m)	1,801	2,375	2,241
Covenant interest payable ($m)	133	111	99
Leverage	3.00	8.73	2.50
Interest cover	4.52	2.45	9.06
Liquidity ($m)	2,655	2,925	n/a

Summary of Undiscounted Contractual Cash Flows of Financial Liabilities
The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises.

31 December 2021	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	59	–	–	–	59
£173m 3.875% bonds 2022	241	–	–	–	241
€ 500m 1.625% bonds 2024	9	9	575	–	593
£300m 3.75% bonds 2025	15	15	435	–	465
£350m 2.125% bonds 2026	10	10	502	–	522
€ 500m 2.125% bonds 2027	12	12	36	578	638
£400m 3.375% bonds 2028	18	18	55	575	666
Lease liabilities	58	49	123	3,212	3,442
Trade and other payables (excluding deferred and contingent purchase consideration)	550	2	1	2	555
Deferred and contingent purchase consideration	–	–	52	42	94
Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	16	16	628	–	660
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(9)	(575)	–	(593)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	21	21	62	598	702
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(578)	(638)

31 December 2020	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	51	–	–	–	51
£173m 3.875% bonds 2022	9	245	–	–	254
€ 500m 1.625% bonds 2024	10	10	634	–	654
£300m 3.75% bonds 2025	15	15	456	–	486
£350m 2.125% bonds 2026	10	10	31	488	539
€ 500m 2.125% bonds 2027	13	13	39	640	705
£400m 3.375% bonds 2028	19	18	55	601	693
Commercial paper	819	–	–	–	819
Lease liabilities	57	55	136	3,257	3,505
Trade and other payables (excluding deferred and contingent purchase consideration)	416	2	1	1	420
Deferred and contingent purchase consideration	13	5	13	81	112
Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	16	16	652	–	684
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(10)	(10)	(634)	–	(654)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	21	21	63	627	732
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(13)	(13)	(39)	(640)	(705)

Disclosure of Short-term Deposits by Counterparty Credit Rating
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2021	AAA $m	AA $m	AA- $m	A+ $m	A $m	A- $m	Total $m
Short-term deposits	–	–	87	45	169	–	301
Money market funds	1,025	–	–	–	–	–	1,025

31 December 2020	AAA $m	AA $m	AA- $m	A+ $m	A $m	A- $m	Total $m
Short-term deposits	–	–	98	165	94	1	358
Money market funds	892	–	–	–	–	–	892
Repurchase agreement collateral	238	65	18	–	–	–	321